Schedule of major related parties (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Brandt Holdings Ltd [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group		Shareholder of the Company
Stratifi Global Limited [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company	Shareholder of the Company
Crescent East Limited [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company	Shareholder of the Company
Joharne Limited [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company	Shareholder of the Company
Renhari Limited [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company	Shareholder of the Company
Moira Venture Limited [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company	Shareholder of the Company
Forkast International Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Related party due to a common director	Related party due to a common director
Brandt Business Services Sdn Bhd [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Related party due to a common director	Related party due to a common director
BHL Ltd [Member]
IfrsStatementLineItems [Line Items]
Relationship with the group	Shareholder of the Company